Schedule of short term borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings	$ 8,546	$ 8,131
Beijing Zhongguancun Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings	5,551	5,740
Changsha Rural Commercial Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings		148
China Construction Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings	32	35
China Limited Beijing Jiulongshan Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings	689	712
China CITIC Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings	758	784
Bank Of China Limited Beijing Communication Technology Development Zone Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings	689	712
Bank of Beijing Hepingli Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term borrowings	$ 827